Consolidated Income Statement - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Line Items]
Interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	$ 9,320	$ 10,078	$ 6,998	$ 19,399	$ 11,775
Interest expense from financial instruments measured at amortized cost	(9,319)	(9,724)	(5,880)	(19,042)	(9,695)
Net interest income from financial instruments measured at fair value through profit or loss and other	1,533	1,585	589	3,118	1,015
Net interest income	1,535	1,940	1,707	3,475	3,095
Other net income from financial instruments measured at fair value through profit or loss	3,684	4,182	2,517	7,866	5,198
Fee and commission income	7,211	7,080	5,635	14,291	10,688
Fee and commission expense	(679)	(588)	(507)	(1,268)	(954)
Net fee and commission income	6,531	6,492	5,128	13,023	9,734
Other income	154	124	188	278	258
Total revenues	11,904	12,739	9,540	24,642	18,284
Negative goodwill			27,264		27,264
Credit loss expense / (release)	95	106	623	201	662
Personnel expenses	7,119	6,949	5,651	14,068	10,271
General and administrative expenses	2,318	2,413	1,968	4,731	4,033
Depreciation, amortization and impairment of non-financial assets	903	895	866	1,798	1,391
Operating expenses	10,340	10,257	8,486	20,597	15,696
Operating profit / (loss) before tax	1,469	2,376	27,695	3,844	29,191
Tax expense / (benefit)	293	612	361	905	820
Net profit / (loss)	1,175	1,764	27,334	2,939	28,371
Net profit / (loss) attributable to non-controlling interests	40	9	3	48	11
Net profit / (loss) attributable to shareholders	$ 1,136	$ 1,755	$ 27,331	$ 2,890	$ 28,360
Earnings per share
Basic	$ 0.35	$ 0.55	$ 8.87	$ 0.90	$ 9.22
Diluted	$ 0.34	$ 0.52	$ 8.51	$ 0.86	$ 8.82
Credit Suisse
Income Statement [Line Items]
Negative goodwill			$ 27,264		$ 27,264
Operating profit / (loss) before tax					$ 27,264